Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Capital and reserves [Abstract]
Disclosure of classes of share capital [text block]
	December 31, 2020		December 31, 2019
	Number	CHF	Number	CHF
Common shares with a par value of CHF 0.01 each	11,417,159	114,172	—	—
Common shares with a nominal value of CHF 0.40	—	—	4,125,949	1,650,380
Total	11,417,159	114,172	4,125,949	1,650,380

Schedule of common shares
	Common Shares (Number)
	2020	2019
As of January 1	4,125,949	1,775,839
Public offering	—	2,161,280
Exercise of warrants	1,263,845	—
LPC equity line	1,610,120	89,880
ATM program	1,628,827	98,950
Share-based payments (bonus)	51,418	—
Conversion convertible loan	737,000	—
Registered direct offering	2,000,000	—
Total, as of December 31	11,417,159	4,125,949